Warrants - Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercised	67,125	297,750
Outstanding at ending	10,125
Warrant
Class of Warrant or Right [Line Items]
Outstanding at beginning	7,759	7,682
Outstanding at beginning	$ 11.66	$ 11.76
Granted		375
Granted	$ 0	$ 1.25
Exercised	(68)	(298)
Exercised	$ 1.25	$ 1.25
Forfeited or expired	0
Outstanding at ending	7,691	7,759
Outstanding at ending	$ 11.75	$ 11.66
Outstanding at ending	2 years 2 months 15 days
Exercisable at ending	7,691
Exercisable at ending	$ 11.75
Exercisable at ending	2 years 2 months 15 days